Prepaid Expenses and Deposits, Note	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Prepaid Expenses and Deposits, Note

NOTE 5 - PREPAID EXPENSES AND DEPOSITS

On January 23, 2013, the Company entered into a public relations consulting agreement for a term of two years. In accordance with the terms of the agreement, the Company issued 500,000 fully vested shares of common stock on the date of agreement and an additional 340,000 shares during the remainder of 2013. The fair value of the complete grant totaled $420,000 and the first phase of the agreement has been completed. The Company renewed the agreement in early 2014, and as of September 30, 2014, has issued 700,000 shares for the annual agreement period at a fair value of $619,500. As a result, $192,500 and $360,208 were recorded to consulting expense related to the service for the three and nine months ended September 30, 2014 respectively. The remaining prepaid balance at September 30, 2014 totaled $259,292.

NOTE 4 - PREPAID EXPENSES AND DEPOSITS

On February 7, 2012, the Company entered into a legal retainer agreement with a law firm, for which the Company paid a legal retainer of $5,000.  The retainer will be expensed at the sole discretion of the law firm and all ongoing legal fees are billed to the Company as incurred.  During the year ended December 31, 2013, the Company recognized legal expenses of $623,423.  As of December 31, 2013, the entire amount of the retainer has been amortized.

During 2012, the Company entered into a business marketing agreement for term of one year. In accordance with the terms of each agreement, the Company issued 350,000 fully vested shares of common stock valued at $175,000 as a non-refundable retainer for services. The estimated fair value will be amortized on a straight-line basis of the term of the agreement. As of December 31, 2013, the Company recorded $122,500 as consulting expense related to the service and the entire amount of the retainer has been amortized.

On January 23, 2013, the Company entered into a public relations consulting agreement for a term of two years. In accordance with the terms of the agreement, the Company issued 500,000 fully vested shares of common stock on the date of agreement and an additional 340,000 shares during the remainder of the year. The fair value of the complete grant totaled $420,000 and the first phase of the agreement has been completed.  Accordingly, the entire amount has been recorded as consulting services expense for the year ended December 31, 2013. The Company did renew the contract for the second year in early 2014 and will recognize expense associated with the remaining term during the subsequent fiscal year.